Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 489,166	$ 1,604,587
Accounts receivable - net	184,718	154,481
Other receivables	29,257	269
Prepaid expenses and other current assets	95,808	88,705
Total Current Assets	798,949	1,848,042
Property and Equipment - net	7,289	6,506
Other Assets:
Intangible assets - net	806,964	624,153
Other assets	34,520	34,875
Total Other Assets	841,484	659,028
Total Assets	1,647,722	2,513,576
Current Liabilities:
Accounts payable	651,296	634,083
Accrued expenses	327,913	553,749
Deferred revenue	87,313	2,309
Derivative liability	1,001,385	153,776
Total Current Liabilities	2,067,907	1,343,917
Convertible notes payable, net of discount	246,128	0
Total Liabilities	2,314,035	1,343,917
Stockholders' (Deficit) Equity:
Common stock, ($0.0001 par value, 650,000,000 shares authorized, 4,973,073 and 3,509,749 shares issued, respectively, and 4,907,462 and 3,143,082 shares outstanding, respectively)	490	314
Additional paid in capital	44,087,232	41,660,361
Accumulated deficit	(44,754,133)	(40,491,277)
Total Stockholders' (Deficit) Equity	(666,313)	1,169,659
Total Liabilities and Stockholders' (Deficit) Equity	1,647,722	2,513,576
Series A Convertible Preferred Stock [Member]
Stockholders' (Deficit) Equity:
Convertible Preferred Stock, Value	0	18
Series B Convertible Preferred Stock [Member]
Stockholders' (Deficit) Equity:
Convertible Preferred Stock, Value	98	208
Series D Convertible Preferred Stock [Member]
Stockholders' (Deficit) Equity:
Convertible Preferred Stock, Value	$ 0	$ 35